JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Current assets	$ 1,529,846	$ 1,343,358
Current liabilities	2,789,034	2,687,412
Net loss	(929,987)	$ (3,912,888)	$ (43,450)
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member]
Statement [Line Items]
Current assets	3,863,303
Non-current assets	0
Current liabilities	142,304
Expenses	7,526,241
Net loss	$ 7,526,241